Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense allocation within the Consolidated statement of income
Total stock-based compensation expense recognized was as follows:

	For Years Ended December 31,
	2013	2012	2011
Stock-based compensation expense recognized in:
COR	$49	$48	$40
R&D	67	71	58
SG&A	160	127	121
Acquisition charges	11	17	50
Total	$287	$263	$269

Schedule of weighted average assumptions used to estimate the fair values for non-qualified stock options
We estimate the fair values for non-qualified stock options using the Black-Scholes option-pricing model with the following weighted average assumptions.

	2013	2012	2011
Weighted average grant date fair value, per share	$6.78	$8.31	$10.37
Weighted average assumptions used:
Expected volatility	26%	30%	30%
Expected lives (in years)	7.4	7.1	6.9
Risk-free interest rates	1.43%	1.40%	2.61%
Expected dividend yields	2.56%	2.10%	1.51%

Schedule of stock option and RSU transactions under long-term incentive and director compensation plans
Stock option and RSU transactions under our long-term incentive and director compensation plans during 2013 were as follows:

	Stock Options		RSUs
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding grants, December 31, 2012	99,639,098	$27.73	23,375,234	$25.91
Granted	12,975,548	32.84	5,137,727	33.70
Vested RSUs	—	—	(5,741,981)	17.09
Forfeited and expired	(2,176,832)	30.58	(1,878,958)	29.38
Exercised	(45,507,274)	27.26	—	—
Outstanding grants, December 31, 2013	64,930,540	$28.98	20,892,022	$29.94

Schedule of shares outstanding under stock option plans, by exercise price range
Summarized information about stock options outstanding at December 31, 2013, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$9.56 to 10.00	1,177	0.1	$9.56	1,177	$9.56
10.01 to 20.00	5,270,450	5.0	14.97	5,253,929	14.97
20.01 to 30.00	20,356,470	4.2	24.89	16,834,288	25.25
30.01 to 40.00	39,294,693	6.9	32.97	13,419,619	32.97
40.01 to 42.66	7,750	9.9	42.66	—	n/a
$9.56 to 42.66	64,930,540	5.9	$28.98	35,509,013	$26.65

Schedule of stock options that are vested and expected to vest, outstanding and exercisable
Summarized information as of December 31, 2013, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	63,552,430	35,509,013
Weighted average remaining contractual life (in years)	5.8	4.1
Weighted average exercise price per share	$28.90	$26.65
Intrinsic value (millions of dollars)	$954	$613
(a) Includes effects of expected forfeitures of approximately 1 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $969 million.

Schedule of director deferred compensation payable in shares
Director deferred stock activity during 2013 was as follows:

Director Deferred Stock (Shares)
Outstanding, December 31, 2012	129,033
New shares deferred	13,140
Issued	(12,909)
Outstanding , December 31, 2013	129,264

Schedule of employee stock purchase plan transactions
Employee stock purchase plan transactions during 2013 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2012	681,951	$27.47
Granted	2,190,291	32.37
Exercised	(2,386,834)	30.10
Outstanding grants, December 31, 2013	485,408	$36.64

Schedule of shares reserved for issuance and available for future grant
Shares available for future grants and reserved for issuance are summarized below:

	As of December 31, 2013
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	146,190,489	22,750,985	168,941,474
Shares to be issued upon exercise of outstanding options and RSUs	(85,951,826)	(485,408)	(86,437,234)
Available for future grants	60,238,663	22,265,577	82,504,240

(a) Includes 129,264 shares credited to directors’ deferred stock accounts that settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2013.